UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09191

Name of Fund:  BlackRock MuniHoldings Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 09/30/2007

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (In Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                    Value
Alabama - 3.0%        $     3,581    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                     5.50% due 1/01/2022                                                            $       3,817
                            5,000    Mobile, Alabama, GO, Refunding, 5.25% due 8/15/2020 (a)                                5,253

Alaska - 1.3%               2,000    Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2024 (a)                 2,099
                            1,700    Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due 3/01/2010 (i)(j)                  1,788

California - 25.3%          2,100    California State, GO, 5.50% due 4/01/2014 (j)                                          2,289
                            2,935    California State, Various Purpose, GO, 5.25% due 12/01/2022 (f)                        3,100
                            9,350    California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35% due
                                     12/01/2021 (i)                                                                         9,373
                            2,405    Dixon, California, Unified School District, GO (Election of 2002), 5.20%
                                     due 8/01/2044 (f)                                                                      2,477
                            2,185    East Side Union High School District, California, Santa Clara County,
                                     GO (Election of 2002), Series D, 5% due 8/01/2020 (n)                                  2,297
                            8,460    East Side Union High School District, California, Santa Clara County,
                                     GO (Election of 2002), Series D, 5% due 8/01/2029 (n)                                  8,761
                            4,240    Modesto, California, Schools Infrastructure Financing Agency, Special
                                     Tax Bonds, 5.50%                                                                       4,519
                                     due 9/01/2036 (a)
                            5,000    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                     due 11/01/2027 (c)                                                                     5,217
                            2,985    Roseville, California, Joint Union High School District, GO (Election of 2004),
                                     Series A, 5% due 8/01/2029 (c)                                                         3,080
                              150    Sacramento, California, City Financing Authority, Capital Improvement Revenue
                                     Bonds, 5% due 12/01/2027 (a)                                                             154
                            1,480    San Diego, California, Community College District, GO (Election of 2002), 5%
                                     due 5/01/2030 (f)                                                                      1,530
                            1,250    San Francisco, California, City and County Airport Commission, International
                                     Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                     Series A, 6.10% due 1/01/2020 (f)                                                      1,287
                            5,075    San Francisco, California, City and County, GO (California Academy of Sciences
                                     Improvements), Series E, 5% due 6/15/2022 (i)                                          5,262
                            3,800    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%
                                     due 9/01/2030 (i)                                                                      3,911
                            5,190    Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                     5.50% due 7/01/2035 (f)                                                                5,659



Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (In Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                    Value
California            $     4,485    Stockton, California, Public Financing Revenue Bonds (Redevelopment
(concluded)                          Projects), Series A, 5.25% due 9/01/2031 (k)                                   $       4,667
                            2,930    Stockton, California, Public Financing Revenue Bonds (Redevelopment
                                     Projects), Series A, 5.25% due 9/01/2034 (k)                                           3,044
                            2,915    Tustin, California, Unified School District, Senior Lien Special Tax
                                     Bonds (Community Facilities District Number 97-1), Series A, 5% due
                                     9/01/2032 (f)                                                                          2,971
                            4,620    Tustin, California, Unified School District, Senior Lien Special Tax
                                     Bonds (Community Facilities District Number 97-1), Series A, 5% due
                                     9/01/2038 (f)                                                                          4,704
                            3,000    University of California Revenue Bonds (Multiple Purpose Projects),
                                     Series Q, 5% due 9/01/2022 (f)                                                         3,090

Colorado - 3.6%             6,285    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(j)                                     6,637
                              240    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                     7.50% due 4/01/2031                                                                      241
                            4,000    Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds
                                     (Poudre Valley Health Care), Series A, 5.75% due 12/01/2009 (f)(j)                     4,206

Connecticut - 0.5%          1,520    Connecticut State, GO, Refunding, Series D, 5% due 12/01/2024 (i)                      1,580

District of                 2,500    District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust
Columbia - 0.8%                      Fund - New Communities Project), Series A, 5% due 6/01/2032 (i)                        2,571

Florida - 16.3%             2,200    Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
                                     Series 2, 4.80% due 7/01/2032 (e)(p)                                                   2,122
                            3,385    Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                                     Series 1, 5.375% due 10/01/2049 (e)(p)                                                 3,530
                            5,400    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Baptist Medical Center Project), 5% due 8/15/2037 (f)                                 5,538
                            2,340    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Baptist Medical Center Project), Series A, 5% due 8/15/2037                           2,342
                            1,760    Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%
                                     due 4/01/2032                                                                          1,765
                            5,000    Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%
                                     due 4/01/2032 (a)                                                                      5,142
                            3,140    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                     International Airport), AMT, Series A, 5% due 10/01/2040 (n)                           3,169
                            3,670    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                     Series A, 5.24% due 10/01/2037 (i)(g)                                                    779
                            8,100    Okaloosa County, Florida, Water and Sewer Revenue Refunding Bonds, 5% due
                                     7/01/2036 (f)                                                                          8,337
                            2,425    Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (c)              2,491
                            6,300    Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due
                                     12/01/2028 (a)                                                                         6,510
                            3,725    South Florida Water Management District, COP, 5% due 10/01/2036 (a)                    3,825
                            4,200    University of North Florida Financing Corporation, Capital Improvement
                                     Revenue Bonds (Housing Project), 5% due 11/01/2037 (c)                                 4,316

Georgia - 2.2%              6,290    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)              6,615

Idaho - 0.1%                  440    Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                     Series E, 6% due 1/01/2032                                                               447

Illinois - 7.1%             2,185    Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A, 6% due
                                     7/01/2010 (c)(j)                                                                       2,331
                           18,130    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (c)(j)                              19,340
                              125    Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
                                     District Number 220, GO, 6% due 12/01/2020 (c)                                           133

Indiana - 3.1%              9,280    Shelbyville, Indiana, Elementary School Building Corporation Revenue Bonds,
                                     First Mortgage, 5.75% due 1/15/2009 (f)(j)                                             9,629

Kansas - 2.1%               3,510    Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                                     (Sisters of Charity Leavenworth), Series J, 6.125% due 12/01/2020                      3,719
                            2,805    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT,
                                     Series A-2, 6.20% due 12/01/2033 (e)                                                   2,820

Louisiana - 2.7%            8,000    Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2041 (c)       8,212

Massachusetts - 4.1%        5,535    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
                                     Bonds, Senior Series A, 5% due 7/01/2035                                               5,645
                            2,000    Massachusetts State Development Finance Agency, Education Revenue Bonds
                                     (Belmont Hill School), 4.50% due 9/01/2036                                             1,861
                            5,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                     Bonds, Series A, 5% due 8/15/2030 (f)                                                  5,179

Michigan - 0.3%             1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                                     (Mercy-Mount Clemens), Series A, 6% due 5/15/2014 (i)                                  1,043

Minnesota - 4.4%            2,555    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2016 (f)                                                                      2,647
                            1,830    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2017 (f)                                                                      1,896
                            3,570    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2018 (f)                                                                      3,699
                            2,840    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2019 (f)                                                                      2,942
                            2,185    Sauk Rapids, Minnesota, Independent School District Number 47, GO,
                                     Series A, 5.625% due 2/01/2018 (i)                                                     2,297

Nebraska - 1.9%             5,395    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                     First Tier, Series A, 5.50% due 4/01/2012 (a)(j)                                       5,742

Nevada - 1.6%                 120    Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30%
                                     due 4/01/2022 (i)                                                                        121
                            4,445    Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.50%         4,696
                                     due 7/01/2011 (f)(j)

New Jersey - 16.9%          2,980    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                      3,054
                            8,590    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                       9,143
                            6,200    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (b)                   6,810
                           11,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                     7/01/2033 (i)                                                                         11,586
                            4,220    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2018 (a)                                          4,430
                           12,950    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2020 (f)                                         13,502
                            3,000    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%
                                     due 1/01/2030 (f)                                                                      3,104

New Mexico - 3.6%           5,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of New
                                     Mexico - San Juan Project), Series C, 5.70% due 12/01/2016 (a)                         5,107
                            5,480    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                     Series A, 5.125% due 6/15/2018 (i)                                                     5,787

New York - 13.2%           14,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                     due 8/01/2009 (f)(j)                                                                  14,810
                            5,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5% due 10/15/2020 (i)                                                        5,233
                            3,200    New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                                     (New York University), Series A, 5% due 7/01/2032 (a)                                  3,330
                            5,755    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series D, 5.25% due 10/01/2023 (i)                                           6,059
                            2,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                     5.25% due 6/01/2021 (a)                                                                2,105
                            7,850    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2017                                                                    8,238
                              500    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                     Refunding Bonds, VRDN, Series C, 3.69% due 1/01/2032 (a)(l)                              500

North Carolina - 0.4%       1,305    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%
                                     due 1/01/2022 (a)                                                                      1,324

Ohio - 1.0%                 1,745    Aurora, Ohio, City School District, COP, 6.10% due 12/01/2009 (i)(j)                   1,851
                            1,000    Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)            1,061

Oklahoma - 0.8%             2,385    Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue
                                     Refunding Bonds, Series A, 5.25% due 6/01/2027 (f)                                     2,527

Pennsylvania - 6.6%         6,435    Pennsylvania State Higher Educational Facilities Authority, State System of
                                     Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                     6,440
                            4,290    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (f)                        4,615
                            6,415    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (f)                        6,889
                            2,090    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                     (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                     2,244

Rhode Island - 3.6%         5,555    Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds
                                     (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(j)          5,865
                            4,685    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                     (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (n)                     5,009

South Carolina - 0.6%       1,755    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                     Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (f)                              1,807

Tennessee - 1.6%            3,500    Metropolitan Government of Nashville and Davidson County, Tennessee, Health
                                     and Education Facilities Board Revenue Refunding Bonds (Ascension Health Credit),
                                     Series A, 5.875% due 11/15/2009 (a)(j)                                                 3,685
                            1,080    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6% due
                                     7/01/2011                                                                              1,103
                              110    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1,
                                     6.05% due 7/01/2014 (i)                                                                  110

Texas - 9.7%                1,750    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises, Inc.),
                                     Trust Certificates, Second Tier, Series B, 6% due 1/01/2011 (j)                        1,863
                            1,835    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A, 5.875% due 11/01/2017 (c)                            1,941
                            2,150    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A, 5.875% due 11/01/2018 (c)                            2,275
                            2,390    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A, 5.875% due 11/01/2019 (c)                            2,529
                            8,630    Dallas, Texas, Area Rapid Transit, Senior Lien Revenue Refunding Bonds, 5%
                                     due 12/01/2036 (a)                                                                     8,885
                              115    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A, 6% due 3/01/2015 (f)                                                           125
                              170    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A, 6% due 3/01/2016 (f)                                                           184
                              180    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A, 6% due 3/01/2017 (f)                                                           194
                            4,885    Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                     Series B, 5% due 11/15/2031 (c)                                                        5,040
                            4,528    Houston, Texas, Community College System, Participation Interests, COP
                                     (Alief Center Project), 5.75% due 8/15/2022 (i)                                        4,676
                            1,850    Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2010 (c)(j)             1,950

Utah - 0.2%                   610    Weber County, Utah, Municipal Building Authority, Lease Revenue Refunding Bonds,
                                     5.75% due 12/15/2007 (i)(j)                                                              621

Washington - 7.0%           6,885    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (i)                          7,423
                            3,840    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                     Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)            3,978
                            1,805    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2009 (a)(j)                   1,883
                            1,640    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)                      1,704
                            2,500    Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due
                                     10/01/2009 (i)(j)                                                                      2,637
                            3,500    Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2009 (c)(j)     3,676

West Virginia - 2.1%        6,210    West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                     Bonds, Series D, 5.20% due 11/01/2021 (i)                                              6,337

Wisconsin - 0.4%            1,250    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (Blood Center of Southeastern Wisconsin Project), 5.75% due 6/01/2034                  1,323

Puerto Rico - 2.8%          6,225    Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (f)             6,427
                            1,010    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                     due 7/01/2032                                                                          1,053
                            1,200    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5%
                                     due 7/01/2037                                                                          1,227

                                     Total Municipal Bonds (Cost - $451,859) - 150.9%                                     461,743



                                     Municipal Bonds Held in Trust (m)
Arkansas - 4.1%            12,210    Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding
                                     Bonds, Series C, 5.35% due 12/01/2035 (d)(i)                                          12,524

California - 4.7%          10,710    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                     and Electric), AMT, Series A, 5.35% due 12/01/2016 (i)                                11,277
                            3,000    Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due
                                     11/01/2021 (c)                                                                         3,125

Florida - 2.8%              8,400    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                     International Airport), AMT, Series A, 5% due 10/01/2040 (n)                           8,477

Illinois - 2.6%             7,300    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                     Series B-2, 6% due 1/01/2029 (n)                                                       8,024

Michigan - 3.4%             2,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%
                                     due 6/01/2030 (n)                                                                      2,112
                            5,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65%
                                     due 9/01/2029 (n)                                                                      5,231
                            3,000    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                                     Edison Co. Project), Series AA, 6.40% due 8/01/2024 (a)                                3,133

New York - 2.3%             6,750    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (a)                                                     7,173

Texas - 5.5%               16,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                                     5.50% due 11/01/2033 (i)                                                              16,846

                                     Total Municipal Bonds Held in Trust (Cost - $77,093) - 25.4%                          77,922



                           Shares
                             Held    Short-Term Securities
                           10,889    Merrill Lynch Institutional Tax-Exempt Fund, 3.59% (h)(o)                             10,889

                                     Total Short-Term Securities  (Cost - $10,889) - 3.6%                                  10,889

                                     Total Investments (Cost - $539,841*) - 179.9%                                        550,554
                                     Liabilities in Excess of Other Assets - (0.8%)                                       (2,470)
                                     Liability for Trust Certificates, Including Interest Expense Payable - (12.2%)      (37,452)
                                     Preferred Stock, at Redemption Value - (66.9%)                                     (204,666)
                                                                                                                    -------------
                                     Net Assets - 100.0%                                                            $     305,966
                                                                                                                    =============


* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       504,566
                                                    ===============
    Gross unrealized appreciation                   $        10,996
    Gross unrealized depreciation                           (2,193)
                                                    ---------------
    Net unrealized appreciation                     $         8,803
                                                    ===============


(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund      6,273           $268


(i) MBIA Insured.

(j) Prerefunded.

(k) Radian Insured.

(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(n) XL Capital Insured.

(o) Represents the current yield as of June 30, 2007.

(p) FHLMC Collateralized.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock MuniHoldings Insured Fund II, Inc.


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock MuniHoldings Insured Fund II, Inc.


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock MuniHoldings Insured Fund II, Inc.


Date: August 20, 2007